UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  028-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

 /s/    Kevin Wyman     Greenwich, Connecticut     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $56,924 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    21262 19101000 PRN      SOLE                 19101000        0        0
APPLE INC                      COM              037833100      319      600 SH       SOLE                      600        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406      211    25000 SH       SOLE                    25000        0        0
BBX CAP CORP                   CL A PAR $0.01   05540P100     2619   390941 SH       SOLE                   390941        0        0
EMCORE CORP                    COM NEW          290846203      144    33386 SH       SOLE                    33386        0        0
LILLY ELI & CO                 COM              532457108      202     4100 SH       SOLE                     4100        0        0
LSI CORPORATION                COM              502161102       71    10000 SH       SOLE                    10000        0        0
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203    10396   653011 SH       SOLE                   653011        0        0
MERITOR INC                    COM              59001K100       71    15000 SH       SOLE                    15000        0        0
PFIZER INC                     COM              717081103      201     8000 SH       SOLE                     8000        0        0
SONUS NETWORKS INC             COM              835916107      170   100000 SH       SOLE                   100000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5    21127 19585000 PRN      SOLE                 19585000        0        0
ULTRALIFE CORP                 COM              903899102      131    40400 SH       SOLE                    40400        0        0